Cash and Cash Equivalents - Additional Information (Detail) (Reserve Bank of India RBI, INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Reserve Bank of India RBI
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents, balance maintained with the RBI to meet the Bank's cash reserve ratio requirement	106,841.3	221,028.6
Cash and cash equivalents, description of cash reserve ratio requirement	The cash reserve ratio has to be maintained on an average basis for a two-week period and should not fall below 70% of the required cash reserve ratio on any particular day.